Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies
Schedule of noncancellable operating leases for district, corporate and other operating locations with annual rental commitments
(in thousands)

2013	$7,076
2014	6,747
2015	5,864
2016	5,048
2017	4,181
Thereafter	13,039
$41,955